Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees’ salaries and related liabilities	$ 454	$ 396
Related parties	365	332
Accrued expenses	533	470
Other	20	19
Total	$ 1,372	$ 1,217